Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Stockholders' Equity [Abstract]
Beginning balance	¥ 2,645	¥ 945
Transaction with noncontrolling interests	582	834
Adjustment of redeemable noncontrolling interests to redemption value	0	0
Comprehensive income (losses)
Net Income	156	38
Other comprehensive income (losses)
Net change of unrealized gains (losses) on investment in securities	(12)	(1)
Net change of foreign currency translation adjustments	(157)	163
Total other comprehensive income (losses)	(169)	162
Comprehensive income (losses)	(13)	200
Dividends	(708)	(136)
Ending balance	¥ 2,506	¥ 1,843